Schedule of Investments (unaudited)
December 31, 2024
iShares® Lithium Miners and Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 42.8%
Albemarle Corp.	3,470	$298,697
Arcadium Lithium PLC, NVS(a)	68,805	352,970
Canmax Technologies Co. Ltd., Class A	14,900	46,801
Chunbo Co. Ltd.(a)	1,364	33,372
Do-Fluoride New Materials Co. Ltd., Class A	18,500	30,251
Ganfeng Lithium Group Co. Ltd., Class A	28,800	137,394
Guangzhou Tinci Materials Technology Co. Ltd., Class A	34,100	91,645
MNTech Co. Ltd.	5,772	29,517
Ningbo Shanshan Co. Ltd., Class A	35,100	35,637
Shenzhen Capchem Technology Co. Ltd., Class A	13,400	68,366
Sociedad Quimica y Minera de Chile SA, ADR	9,119	331,567
Tianqi Lithium Corp., Class A	36,600	164,497
Yunnan Energy New Material Co. Ltd., Class A	17,200	74,967
		1,695,681
Electrical Equipment — 12.5%
Beijing Easpring Material Technology Co. Ltd., Class A	9,000	49,392
CNGR Advanced Material Co. Ltd., Class A	16,660	81,961
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A, NVS	13,500	83,384
POSCO Future M Co. Ltd.	2,966	280,219
		494,956
IT Services — 0.5%
Kwangmu Co. Ltd.(a)	12,033	20,242
Machinery — 0.6%
Kangwon Energy Co. Ltd.(a)	4,146	24,928
Metals & Mining — 38.8%
Core Lithium Ltd.(a)(b)	881,654	48,519
Latin Resources Ltd., NVS(a)	1,078,305	106,223
Liontown Resources Ltd.(a)(b)	523,296	169,292
Lithium Americas Argentina Corp.(a)(b)	64,126	168,010
Security	Shares	Value
Metals & Mining (continued)
Lithium Americas Corp.(a)(b)	60,830	$180,665
Mineral Resources Ltd.	8,528	179,983
Piedmont Lithium Inc.(a)(b)	7,997	69,894
Pilbara Minerals Ltd.(a)	238,060	321,325
Sigma Lithium Corp.(a)(b)	16,580	186,028
Sinomine Resource Group Co. Ltd., Class A	12,800	61,904
YongXing Special Materials Technology Co. Ltd., Class A	8,400	43,172
		1,535,015
Technology Hardware, Storage & Peripherals — 4.3%
CosmoAM&T Co. Ltd.(a)	4,892	168,715
Total Long-Term Investments — 99.5% (Cost: $5,111,824)		3,939,537
Short-Term Securities
Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	582,068	582,359
Total Short-Term Securities — 14.7% (Cost: $582,284)		582,359
Total Investments — 114.2% (Cost: $5,694,108)		4,521,896
Liabilities in Excess of Other Assets — (14.2)%		(563,351)
Net Assets — 100.0%		$3,958,545

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$344,821	$237,581 (a)	$—	$(134)	$91	$582,359	582,068	$44,785 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	268	—
				$(134)	$91	$582,359		$45,053	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Lithium Miners and Producers ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/21/25	$11	$(92)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,587,831	$2,351,706	$—	$3,939,537
Short-Term Securities
Money Market Funds	582,359	—	—	582,359
	$2,170,190	$2,351,706	$—	$4,521,896
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(92)	$—	$—	$(92)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares